Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
(Formerly, iShares
®
North American Tech-Multimedia Networking ETF)
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 29.4%
ADTRAN Holdings, Inc. .............. 11,360 $ 83,382
Arista Networks, Inc.
(a)(b)
.............. 8,494 2,000,422
Calix, Inc.
(b)
....................... 8,179 357,340
Ciena Corp.
(b)
..................... 19,379 872,249
Cisco Systems, Inc. ................. 38,017 1,920,619
Clearfield, Inc.
(a)(b)
................... 3,208 93,289
CommScope Holding Co., Inc.
(b)
......... 25,862 72,931
Extreme Networks, Inc.
(b)
.............. 10,461 184,532
Infinera Corp.
(a)(b)
................... 26,591 126,307
Juniper Networks, Inc. ............... 46,172 1,361,150
Motorola Solutions, Inc. .............. 5,621 1,759,879
Nokia OYJ, ADR, NVS ............... 508,131 1,737,808
Telefonaktiebolaget LM Ericsson, ADR, NVS 287,316 1,810,091
12,379,999
IT Services — 5.0%
Fastly, Inc., Class A
(b)
................ 118,902 2,116,456
Semiconductors & Semiconductor Equipment — 10.7%
Credo Technology Group Holding Ltd.
(b)
.... 11,142 216,935
Marvell Technology, Inc. .............. 35,941 2,167,602
QUALCOMM, Inc. .................. 13,946 2,017,010
SMART Global Holdings, Inc.
(b)
.......... 4,664 88,289
4,489,836
Software — 0.4%
A10 Networks, Inc. .................. 5,557 73,186
Radware Ltd.
(b)
.................... 4,368 72,858
146,044
Specialized REITs — 46.8%
American Tower Corp. ............... 19,125 4,128,705
Crown Castle, Inc. .................. 33,442 3,852,184
Digital Realty Trust, Inc. .............. 29,751 4,003,890
Equinix, Inc. ...................... 4,986 4,015,674
SBA Communications Corp. ........... 7,212 1,829,612
Security
Shares
Shares Value
Specialized REITs (continued)
Uniti Group, Inc. ................... 321,602 $ 1,858,860
19,688,925
Technology Hardware, Storage & Peripherals — 7.5%
NetApp, Inc. ...................... 18,870 1,663,579
Super Micro Computer, Inc.
(a)(b)
.......... 5,252 1,492,934
3,156,513
Total Long-Term Investments — 99.8%
(Cost: $41,399,229) .............................. 41,977,773
Short-Term Securities
Money Market Funds — 4.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 1,627,867 1,629,006
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 48,476 48,476
Total Short-Term Securities — 4.0%
(Cost: $1,675,584) .............................. 1,677,482
Total Investments — 103.8%
(Cost: $43,074,813 ) .............................. 43,655,255
Liabilities in Excess of Other Assets — (3.8)% ............ (1,595,529)
Net Assets — 100.0% ..............................
$ 42,059,726
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 8,040,099 $ — $ (6,412,287)
(a)
$ 1,107 $ 87 $ 1,629,006 1,627,867 $ 10,228
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 22,921 25,555
(a)
— — — 48,476 48,476 3,786 —
$ 1,107 $ 87 $ 1,677,482 $ 14,014 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
(Formerly, iShares
®
North American Tech-Multimedia Networking ETF)
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 41,977,773 $ — $ — $ 41,977,773
Short-Term Securities
Money Market Funds ...................................... 1,677,482 — — 1,677,482
$ 43,655,255 $ — $ — $ 43,655,255